CONSOLIDATED BALANCE SHEETS ¥ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	$ 60,604,000	¥ 416,201		¥ 438,608
Restricted cash	118,000	810		809
Short-term investments	21,235,000	145,836		196,853
Inventories, net	21,000	144		79
Loan receivables, net	1,053,000	7,229		26,788
Prepayments, receivables and other current assets	10,066,000	69,126		55,135
Amounts due from related parties	183,000	1,260		640
Total current assets	93,280,000	640,606		718,912
Non-current assets:
Property and equipment, net	28,334,000	194,589		7,702
Intangible assets, net	1,828,000	12,554		89,822
Right-of-use assets	792,000	5,441		0
Goodwill	0	0		63,460
Investments	10,093,000	69,318		72,120
Other non-current assets	9,267,000	63,640		214,964
Total non-current assets	50,314,000	345,542		448,068
Total assets	143,594,000	986,148		1,166,980
Current liabilities
Short-term borrowings	0	0		10,064
Accounts payable	1,191,000	8,179		17,950
Salaries and welfare payable	1,973,000	13,550		12,311
Advances from customers	36,000	245		901
Taxes payable	1,620,000	11,126		3,265
Amounts due to related parties	611,000	4,196		4,694
Current portion of lease liabilities	386,000	2,654		0
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB217,527 and RMB214,359 as of March 31, 2022 and 2023, respectively. Note 1)	39,419,000	270,717		272,638
Total current liabilities	45,236,000	310,667		321,823
Non-current liabilities:
Non-current lease liabilities	110,000	753		0
Deferred tax liabilities	491,000	3,369		12,112
Other non-current liabilities	0	0		890
Total non-current liabilities	601,000	4,122		13,002
Total liabilities	45,837,000	314,789		334,825
Commitments and contingencies (Note 22)
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 242,616,100 and 272,394,100 shares as of March 31, 2022 and 2023, respectively)	(20,014,000)	(137,446)		(136,113)
Additional paid-in capital	1,381,074,000	9,484,664		9,471,101
Statutory reserves	485,000	3,331		3,331
Accumulated other comprehensive income	11,999,000	82,396		69,016
Accumulated deficit	(1,280,763,000)	(8,795,764)		(8,617,780)
Total MOGU Inc. shareholders' equity	92,807,000	637,362		789,736
Non-controlling interests	4,950,000	33,997		42,419
Total shareholders' equity	97,757,000	671,359		832,155
Total liabilities and shareholders' equity	143,594,000	986,148		1,166,980
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	24,000	165		165
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 2,000	¥ 16		¥ 16